Cover	Oct. 11, 2022
Cover [Abstract]
Entity Registrant Name	Accredited Solutions, Inc.
Entity Central Index Key	0001464865
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2022
Entity File Number	000-54509
Entity Tax Identification Number	45-2578051
Entity Address Address Line 1	9980 South 300 West
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Sandy
Entity Address State Or Province	UT
Entity Address Postal Zip Code	84070
City Area Code	1-800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	947-9197